Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Non-Current Assets
Schedule of other non-current assets

	As of
	December 31,
	2019	2020
Various guarantees	388	289
Other long-term assets	1,613	5,378
Cash collaterals on swaps	22,220	6,796
Total	24,221	12,463